Related Parties - Remuneration Of Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key Management Personnel Compensation [Abstract]
Key Management Personnel Fees	$ 14,939	$ 28,287	$ 13,600
Key Management Personnel Compensation Total	$ 14,939	$ 28,287	$ 13,600